UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Secretary
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    August 11, 2004


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       49

Form 13F Information Table Value Total:      506,908,000


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE

				Title of		Value 		Shares/		SH/	PUT/	Invstmt	Other		Voting Authority
Issuer				Class	CUSIP		*$1000.00	PRN Amount	PRN	CALL	Dscretn	Mgrs	Sole		Shared	None

ADVANCED FIBRE COMMUNICATION	CS	00754A105	10,096.43	500,071.00	SH		SOLE		500,071.00
AMGEN 0% 3/1/2032		CB	031162AE0	35,557.00	48,500,000.00	PRN		SOLE		48,500,000.00
AMGN JAN 06 70 CALL		OC	03116U9A8	4,732.09	867.00			CALL	SOLE		867.00
BANK OF AMERICA			CS	060505104	69,856.86	825,536.00	SH		SOLE		825,536.00
BLOCKBUSTER INC- CLASS A	CS	093679108	3,795.00	250,000.00	SH		SOLE		250,000.00
CONTINENTAL AIRLINES CL B	CS	210795308	1,843.66	162,151.00	SH		SOLE		162,151.00
CB RICHARD ELLIS		CS	12497T101	191.00		10,000.00	SH		SOLE		10,000.00
CARNIVAL CORP 1.132% 4/29/2033	CB	143658AV4	11,511.11	15,000,000.00	PRN		SOLE		15,000,000.00
CARNIVAL CORP 1/06 20 PUT	OP	1439139M5	4,700.00	1,000.00		PUT	SOLE		1,000.00
COMDISCO HOLDING COMPANY	CS	200334100	22,605.00	877,880.00	SH		SOLE		877,880.00
COEUR DALENE MINES CORP		CS	192108108	115.06		28,200.00	SH		SOLE		8,200.00
CAREMARK RX			CS	141705103	3,374.58	102,260.00	SH		SOLE		102,260.00
CAROLCO PICTURES INC		CS	143763100	0.00		50,000.00	SH		SOLE		50,000.00
COUNTRYWIDE FIN 0.0% 2/8/31	CB	222372AE4	20,476.56	12,500,000.00	PRN		SOLE		12,500,000.00
DISNEY JAN-06 10 PUT		OP	25468J9M4	3,818.40	1,498.00		PUT	SOLE		1,498.00
DEUTSHE TELEKOM VS (VSTR)	CS	251566105	17,097.20	965,398.00	SH		SOLE		965,398.00
FORD MOTOR CO 6.5% PFD		PS	345395206	6,609.53	120,700.00	SH		SOLE		120,700.00
FORD MOTOR CO 1/06 5 PUT	OP	3453739M8	3,130.00	2,000.00		PUT	SOLE		2,000.00
GE JAN-06 35 CALL		OC	3696089A4	1,944.00	600.00			CALL	SOLE		600.00
GE JAN-05 37 1/2 CALL		OC	3696049A3	12,960.00	4,000.00		CALL	SOLE		4,000.00
GENERAL MOTORS 5.25% 3/6/32	PS	370442733	12,000.68	485,661.00	SH		SOLE		485,661.00
GENERAL MOTORS 1/06- 10 PUT	OP	GMMB.PUT	11,647.50	2,500.00		PUT	SOLE		2,500.00
GENERAL MOTORS 1/05- 10 PUT	OP	3704429M9	3,620.04	777.00			PUT	SOLE		777.00
INTL GAME TECH 0.0% 1/29/33	CB	459902AL6	28,932.30	34,000,000.00	PRN		SOLE		34,000,000.00
INTL GAME TECH 1/06-50 C	OC	45954V9A2	2,215.64	574.00			CALL	SOLE		574.00
INTL GAME TECH 1/07-40 C	OC	4Y599W9A8	1,293.10	335.00			CALL	SOLE		335.00
LENNAR CORP 0.0% 4/4/21		CB	LEN0.0		9,643.43	14,500,000.00	PRN		SOLE		14,500,000.00
LENNAR CORP JAN-06 55 CALLS	OC	52605V9A1	6,752.72	1,510.00		CALL	SOLE		1,510.00
LOWES COMPANIES			CS	548661107	2,159.81	41,100.00	SH		SOLE		41,100.00
MCLEOD WARRANTS			WT	582266110	124.97		892,671.00	SH		SOLE		892,671.00
MERRILL LYNCH VAR FLOAT 3/13/32	CB	590188A73	33,951.71	33,595,000.00	PRN		SOLE		33,595,000.00
ALTRIA GROUP INC		CS	02209S103	8,642.13	172,670.00	SH		SOLE		172,670.00
INCO LTD 0.0% 3/29/2021		CB	453258AM7	23,393.22	24,392,000.00	PRN		SOLE		24,392,000.00
NASDAQ 100 TR JUL 37 CALL	OC	6311009G1	9,804.60	2,600.00		CALL	SOLE		2,600.00
NASDAQ 100 TR JUL 38 CALL	OC	6311009G1	3,771.00	1,000.00		CALL	SOLE		1,000.00
NUCO				CS	629428103	590.10		30,000.00	SH		SOLE		30,000.00
NEW CORP ADR PREF A		CS	652487802	2,301.60	70,000.00	SH		SOLE		70,000.00
OMNICOM GROUP 0%  7/31/2032	CB	681919AM8	5,008.90	5,000,000.00	PRN		SOLE		5,000,000.00
PFIZER CORP			CS	717081103	61,543.60	1,795,321.00	SH		SOLE		1,795,321.00
QWEST COMMUNICATIONS		CS	749121109	2,787.66	776,508.00	SH		SOLE		776,508.00
SBC COMMUNICATIONS		CS	78387G103	4,850.00	200,000.00	SH		SOLE		200,000.00
SCHLUMBERGER 1.50% 6/1/23	CB	806857AC2	2,913.25	2,750,000.00	PRN		SOLE		2,750,000.00
SLM CORP FLOAT - REGISTERED	CB	78442PAC0	7,455.02	7,500,000.00	PRN		SOLE		7,500,000.00
SPRINT CORP			CS	852061605	1,569.87	166,300.00	SH		SOLE		166,300.00
TRITON PCS HOLDINGS		CS	89677M106	872.00		200,000.00	SH		SOLE		200,000.00
US STEEL CORP 7.0% 6/15/06 PFD	PS	912909207	11,696.29	99,900.00	SH		SOLE		99,900.00
VIVENDI ADR			CS	92851S105	1,933.61	69,305.00	SH		SOLE		69,305.00
WABASH NATIONAL			CS	929566107	573.18		20,805.00	SH		SOLE		20,805.00
XEROX 6.25% 7/01/06 PREFERRED	PS	984121509	10,446.36	78,900.00	SH		SOLE		78,900.00
							506,907.76
